Financial Instruments - Summary of Company's Financial Assets and Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
ASSETS
Cash and cash equivalents	$ 855.2		$ 1,280.9	$ 1,270.8
Financial investments	1,946.0		4,556.8
Guarantee deposits	0.6		349.7
Collateralized accounts receivable	17.6		235.9
Contract assets	461.9		358.0
Trade accounts receivable, net	149.4		318.0
Customer and commercial financing			11.7
Derivative financial instruments	2.1		9.5
Other assets	181.9		309.0
TOTAL ASSETS	10,572.5		11,293.3
LIABILITIES
Loans and financing	91.0		3,647.6	4,198.3	$ 3,759.9
Trade accounts payable and others liabilities	550.8		1,550.5
Lease liability	38.6	$ 57.6	57.6
Derivative financial instruments	4.5		8.1
Liabilities	6,957.9		7,353.2
Level 3 [member]
ASSETS
TOTAL ASSETS	60.6		59.9	59.6
LIABILITIES
Liabilities			125.4	$ 108.9
Financial instruments at fair value through profit or loss, category [member]
ASSETS
Cash and cash equivalents	855.2		1,280.9
Financial investments	424.7		1,926.9
Guarantee deposits	0.6		349.7
Collateralized accounts receivable	17.6		235.9
Contract assets	461.9		358.0
Trade accounts receivable, net	149.4		318.0
Customer and commercial financing			11.7
Derivative financial instruments	2.1		9.5
Other assets	34.5		66.2
TOTAL ASSETS	1,946.0		4,556.8
LIABILITIES
Loans and financing	91.0		3,647.7
Trade accounts payable and others liabilities	550.8		1,550.5
Lease liability	38.6
Financial guarantee and residual value			140.4
Derivative financial instruments	4.5		8.1
Liabilities	684.9		5,346.7
Financial instruments at fair value through profit or loss, category [member] | Other categories of financial instruments [member]
ASSETS
Cash and cash equivalents	855.2		1,280.9
Financial investments			48.8
Guarantee deposits	0.6		349.7
Collateralized accounts receivable	17.6		235.9
Contract assets	461.9		358.0
Trade accounts receivable, net	149.4		318.0
Customer and commercial financing			11.7
Other assets	34.5		66.2
TOTAL ASSETS	1,519.2		2,669.2
LIABILITIES
Loans and financing	91.0		3,647.7
Trade accounts payable and others liabilities	550.8		1,550.5
Lease liability	38.6
Financial guarantee and residual value			15.0
Liabilities	680.4		5,213.2
Financial instruments at fair value through profit or loss, category [member] | Fair value [member]
ASSETS
Cash and cash equivalents	855.2		1,280.9
Financial investments	424.7		1,926.1
Guarantee deposits	0.6		349.7
Collateralized accounts receivable	17.6		235.9
Contract assets	461.9		358.0
Trade accounts receivable, net	149.4		318.0
Customer and commercial financing			11.7
Derivative financial instruments	2.1		9.5
Other assets	34.5		66.2
TOTAL ASSETS	1,946.0		4,556.0
LIABILITIES
Loans and financing	85.1		3,756.8
Trade accounts payable and others liabilities	550.8		1,550.5
Lease liability	38.6
Financial guarantee and residual value			140.4
Derivative financial instruments	4.5		8.1
Liabilities	679.0		5,455.8
Financial instruments at fair value through profit or loss, category [member] | Fair value of financial instruments measured at fair value through profit or loss [member]
ASSETS
Financial investments	424.7		1,878.1
Derivative financial instruments	2.1		9.5
TOTAL ASSETS	426.8		1,887.6
LIABILITIES
Financial guarantee and residual value			125.4
Derivative financial instruments	4.5		8.1
Liabilities	4.5		133.5
Financial instruments at fair value through profit or loss, category [member] | Fair value of financial instruments measured at fair value through profit or loss [member] | Level 2 [member]
ASSETS
Financial investments	364.1		1,818.2
Derivative financial instruments	2.1		9.5
TOTAL ASSETS	366.2		1,827.7
LIABILITIES
Derivative financial instruments	4.5		8.1
Liabilities	4.5		8.1
Financial instruments at fair value through profit or loss, category [member] | Fair value of financial instruments measured at fair value through profit or loss [member] | Level 3 [member]
ASSETS
Financial investments	60.6		59.9
TOTAL ASSETS	$ 60.6		59.9
LIABILITIES
Financial guarantee and residual value			125.4
Liabilities			$ 125.4